PROPERTY AND EQUIPMENT (Disclosure of property and equipment) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 5,278,882
Balance at March 31, 2025		$ 7,156,989
Less: property held for sale	0	(1,878,107)
Ending balance	4,654,767	5,278,882
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,497,035	9,532,570
Additions	2,020	1,398
Disposals	(2,306,963)	(36,933)
Transfers	0	0
Ending balance	7,192,092	9,497,035
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,340,046)	(1,762,113)
Depreciation for the year	526,405	600,322
Disposals	(329,126)	(22,389)
Transfers	0	0
Ending balance	(2,537,325)	(2,340,046)
Land and Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Balance at March 31, 2025		1,878,107
Less: property held for sale		(1,878,107)
Ending balance	0	0
Land and Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,064,993	2,064,993
Additions	0	0
Disposals	(2,064,993)	0
Transfers	0	0
Ending balance	0	2,064,993
Land and Building [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(186,886)	(154,837)
Depreciation for the year	0	32,049
Disposals	(186,886)	0
Transfers	0	0
Ending balance	0	(186,886)
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,788,634
Balance at March 31, 2025		4,788,634
Less: property held for sale		0
Ending balance	4,418,411	4,788,634
Plant and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,852,843	5,852,843
Additions	0	0
Disposals	(83,573)	0
Transfers	0	0
Ending balance	5,769,270	5,852,843
Plant and Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,064,209)	(709,333)
Depreciation for the year	325,655	354,876
Disposals	(39,005)	0
Transfers	0	0
Ending balance	(1,350,859)	(1,064,209)
Office furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	90,641
Balance at March 31, 2025		90,641
Less: property held for sale		0
Ending balance	25,340	90,641
Office furniture and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	211,997	247,532
Additions	2,020	1,398
Disposals	(158,397)	(36,933)
Transfers	0	0
Ending balance	55,620	211,997
Office furniture and Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(121,356)	(118,501)
Depreciation for the year	12,159	25,244
Disposals	(103,235)	(22,389)
Transfers	0	0
Ending balance	(30,280)	(121,356)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,894
Balance at March 31, 2025		51,894
Less: property held for sale		0
Ending balance	23,623	51,894
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	354,705	354,705
Additions	0	0
Disposals	0	0
Transfers	0	0
Ending balance	354,705	354,705
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(302,811)	(274,540)
Depreciation for the year	28,271	28,271
Disposals	0	0
Transfers	0	0
Ending balance	(331,082)	(302,811)
Right of Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	295,004
Balance at March 31, 2025		295,004
Less: property held for sale		0
Ending balance	134,684	295,004
Right of Use Assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	959,788	959,788
Additions	0	0
Disposals	0	0
Transfers	0	0
Ending balance	959,788	959,788
Right of Use Assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(664,784)	(504,902)
Depreciation for the year	160,320	159,882
Disposals	0	0
Transfers	0	0
Ending balance	(825,104)	(664,784)
Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,709
Balance at March 31, 2025		52,709
Less: property held for sale		0
Ending balance	52,709	52,709
Under Construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,709	52,709
Additions	0	0
Disposals	0	0
Transfers	0	0
Ending balance	52,709	52,709
Under Construction [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Transfers	0	0
Ending balance	$ 0	$ 0